Segment Reporting, including Geographic Area Data and Major Customers - Geographic Revenues to External Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic revenues to external revenues by operating segment
Total revenues	$ 4,927,965	$ 4,170,077	$ 2,779,541
Percentage of Revenues	100.00%	100.00%	100.00%
United States
Geographic revenues to external revenues by operating segment
Total revenues	$ 4,224,854	$ 3,520,001	$ 2,110,044
Percentage of Revenues	85.70%	84.40%	75.90%
Europe
Geographic revenues to external revenues by operating segment
Total revenues	$ 320,684	$ 307,121	$ 304,650
Percentage of Revenues	6.50%	7.40%	11.00%
Canada
Geographic revenues to external revenues by operating segment
Total revenues	$ 315,170	$ 284,733	$ 289,083
Percentage of Revenues	6.40%	6.80%	10.40%
Other
Geographic revenues to external revenues by operating segment
Total revenues	$ 67,257	$ 58,222	$ 75,764
Percentage of Revenues	1.40%	1.40%	2.70%
Issuer Solutions
Geographic revenues to external revenues by operating segment
Total revenues	$ 1,751,468	$ 1,680,763	$ 1,650,029
Issuer Solutions | United States
Geographic revenues to external revenues by operating segment
Total revenues	1,051,292	1,032,381	981,588
Issuer Solutions | Europe
Geographic revenues to external revenues by operating segment
Total revenues	320,400	306,894	304,628
Issuer Solutions | Canada
Geographic revenues to external revenues by operating segment
Total revenues	313,674	284,028	288,728
Issuer Solutions | Other
Geographic revenues to external revenues by operating segment
Total revenues	66,102	57,460	75,085
Merchant Solutions
Geographic revenues to external revenues by operating segment
Total revenues	2,431,262	1,828,469	549,135
Merchant Solutions | United States
Geographic revenues to external revenues by operating segment
Total revenues	2,428,327	1,826,775	548,079
Merchant Solutions | Europe
Geographic revenues to external revenues by operating segment
Total revenues	284	227	22
Merchant Solutions | Canada
Geographic revenues to external revenues by operating segment
Total revenues	1,496	705	355
Merchant Solutions | Other
Geographic revenues to external revenues by operating segment
Total revenues	1,155	762	679
Netspend
Geographic revenues to external revenues by operating segment
Total revenues	745,235	660,845	580,377
Netspend | United States
Geographic revenues to external revenues by operating segment
Total revenues	$ 745,235	$ 660,845	$ 580,377